RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
United Mineral Services Ltd.
Statement [Line Items]
Company incurred fees	$ 8,563	$ 3,370
Directors and Officers
Statement [Line Items]
Stock options issued	7,450,000	1,750,000
Share-based compensation expense	$ 316,771	$ 94,373
Chief Financial Officer
Statement [Line Items]
Company incurred fees	62,810	49,149
Former VP Exploration
Statement [Line Items]
Company incurred fees	211,137	208,648
VP Exploration
Statement [Line Items]
Company incurred fees	$ 12,179	$ 0